Long-term Debt (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total principal balance	$ 2,765	$ 1,225
Less unamortized discount	321	388
Convertible notes, net	$ 2,444	837
Convertible Note 1
Fixed conversion rate	$ 0.4
Effective interest rate	8.30%
Maturity date	Sep. 07, 2023
Total principal balance	$ 700	800
Convertible Note 2
Fixed conversion rate	$ 0.57
Effective interest rate	8.30%
Maturity date	Sep. 19, 2023
Total principal balance	$ 425	425
Convertible Note 3
Fixed conversion rate	$ 0.25
Effective interest rate	8.30%
Total principal balance	$ 1,300	0
Convertible Note 3 | Minimum
Maturity date	Feb. 28, 2024
Convertible Note 3 | Maximum
Maturity date	Mar. 13, 2024
Convertible Note 4
Fixed conversion rate	$ 0.1
Effective interest rate	8.30%
Total principal balance	$ 340	$ 0
Convertible Note 4 | Minimum
Maturity date	Jun. 07, 2024
Convertible Note 4 | Maximum
Maturity date	Jun. 19, 2024